Income Taxes - Additional Information (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Jan. 31, 2019 $ / shares	Dec. 31, 2018 USD ($)
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%
Operating loss carryforwards		¥ 13,514,744					$ 3,378,686
Withholding income tax on dividends distributed to holding company outside of China		10.00%	10.00%
PRC withholding tax liability accrued		¥ 23,345,894					3,395,519
Ordinary Shares | Board of Directors | Subsequent Event
Income Taxes [Line Items]
Payment of cash dividend per ordinary shares | $ / shares						$ 0.30
Earliest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date		2019	2019
Latest Tax Year
Income Taxes [Line Items]
Operating loss carryforwards, expiration date		2023	2023
Shanghai Evergreen
Income Taxes [Line Items]
Preferential income tax rate		15.00%	15.00%
Shanghai Evergreen | Earliest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2017	2017
Shanghai Evergreen | Latest Tax Year
Income Taxes [Line Items]
Preferential Income Tax Rate Period		2019	2019
Inland Revenue, Hong Kong | GreenTree Hotels (Hong Kong), Limited.
Income Taxes [Line Items]
Statutory tax rate		16.50%	16.50%	16.50%	16.50%
PRC Subsidiaries
Income Taxes [Line Items]
Undistributed earnings of Groups PRC subsidiaries		¥ 742,615,814					108,008,990
Uncertain tax positions		130,266,822					18,946,523
Interest expense		19,481,272	$ 2,833,433
Accumulated interest expense		42,802,483		¥ 23,312,212			$ 6,225,363
Accumulated tax penalty recorded | ¥		¥ 0		¥ 0